American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
May 31, 2022

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
AAR Corp.(1)	520	25,074
AerSale Corp.(1)	280	3,881
Astronics Corp.(1)	280	2,940
Ducommun, Inc.(1)	150	6,847
Kratos Defense & Security Solutions, Inc.(1)	1,240	17,881
Maxar Technologies, Inc.	810	24,187
Moog, Inc., Class A	400	32,556
National Presto Industries, Inc.	70	4,731
Park Aerospace Corp.	250	3,045
Vectrus, Inc.(1)	150	5,373
		126,515
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc.(1)	1,020	30,824
Atlas Air Worldwide Holdings, Inc.(1)	470	32,764
Forward Air Corp.	430	40,072
Hub Group, Inc., Class A(1)	520	37,949
Radiant Logistics, Inc.(1)	700	4,641
		146,250
Airlines — 0.7%
Allegiant Travel Co.(1)	210	31,384
Hawaiian Holdings, Inc.(1)	670	11,893
Mesa Air Group, Inc.(1)	390	1,197
SkyWest, Inc.(1)	670	18,063
Spirit Airlines, Inc.(1)	1,270	26,607
		89,144
Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc.(1)	1,560	12,652
Cooper-Standard Holdings, Inc.(1)	240	1,349
Dana, Inc.	1,660	27,489
Dorman Products, Inc.(1)	380	38,399
Gentherm, Inc.(1)	500	34,470
Modine Manufacturing Co.(1)	450	5,319
Motorcar Parts of America, Inc.(1)	250	3,707
Standard Motor Products, Inc.	300	11,985
Stoneridge, Inc.(1)	320	6,618
Visteon Corp.(1)	390	43,762
Workhorse Group, Inc.(1)	1,010	3,121
XL Fleet Corp.(1)	910	1,101
XPEL, Inc.(1)	240	12,389
		202,361
Automobiles — 0.2%
Winnebago Industries, Inc.	440	21,758
Banks — 12.9%
1st Source Corp.	120	5,642
Allegiance Bancshares, Inc.	320	12,880
Amalgamated Financial Corp.	190	4,129
Amerant Bancorp, Inc.	490	14,435
American National Bankshares, Inc.	150	5,342

Ameris Bancorp	430	19,604
Arrow Financial Corp.	190	6,295
Atlantic Union Bankshares Corp.	1,000	35,260
Banc of California, Inc.	710	13,660
BancFirst Corp.	270	24,497
Bancorp, Inc. (1)	720	14,998
Bank First Corp.	100	7,267
Bank of Marin Bancorp	220	7,238
Bank7 Corp.	60	1,465
Banner Corp.	470	27,312
Bar Harbor Bankshares	190	5,178
Berkshire Hills Bancorp, Inc.	620	16,188
Blue Ridge Bankshares, Inc.	230	3,498
Brookline Bancorp., Inc.	1,050	14,878
Business First Bancshares, Inc.	270	5,975
Byline Bancorp, Inc.	330	8,243
Cambridge Bancorp	90	7,515
Camden National Corp.	190	8,409
Capital Bancorp, Inc.	130	3,047
Capital City Bank Group, Inc.	170	4,641
Capstar Financial Holdings, Inc.	230	4,791
CBTX, Inc.	231	6,565
Central Pacific Financial Corp.	390	9,415
Central Valley Community Bancorp	140	2,352
Citizens & Northern Corp.	200	4,868
City Holding Co.	200	16,418
Civista Bancshares, Inc.	200	4,270
CNB Financial Corp.	240	6,031
Coastal Financial Corp.(1)	160	6,314
Columbia Banking System, Inc.	1,090	32,863
Community Trust Bancorp, Inc.	210	8,830
ConnectOne Bancorp, Inc.	560	15,434
CrossFirst Bankshares, Inc.(1)	570	7,655
Customers Bancorp, Inc.(1)	480	19,824
Dime Community Bancshares, Inc.	420	13,205
Eagle Bancorp, Inc.	420	20,815
Enterprise Bancorp, Inc.	140	4,728
Enterprise Financial Services Corp.	480	22,229
Equity Bancshares, Inc., Class A	220	7,152
Esquire Financial Holdings, Inc.	110	4,200
Farmers National Banc Corp.	480	7,454
FB Financial Corp.	530	22,271
Financial Institutions, Inc.	220	6,193
First BanCorp	2,980	44,491
First Bancorp, Inc.	130	3,935
First Bancorp/Southern Pines NC	450	16,861
First Bancshares, Inc.	270	8,127
First Busey Corp.	730	17,118
First Commonwealth Financial Corp.	1,470	20,595
First Community Bankshares, Inc.	220	6,336
First Financial Bancorp	1,270	26,645
First Financial Corp.	150	6,747
First Foundation, Inc.	740	16,687
First Internet Bancorp	150	5,798

First Merchants Corp.	730	30,047
First Mid Bancshares, Inc.	230	8,659
First of Long Island Corp.	300	5,706
Five Star Bancorp	150	3,905
Flushing Financial Corp.	430	9,933
Fulton Financial Corp.	2,260	35,821
German American Bancorp, Inc.	380	14,451
Great Southern Bancorp, Inc.	150	8,902
Guaranty Bancshares, Inc.	110	4,011
Hanmi Financial Corp.	470	10,970
HarborOne Bancorp, Inc.	640	9,146
Heartland Financial USA, Inc.	530	23,442
Heritage Commerce Corp.	780	8,947
Heritage Financial Corp.	470	12,267
Hilltop Holdings, Inc.	810	24,308
HomeTrust Bancshares, Inc.	220	5,905
Hope Bancorp, Inc.	1,620	23,620
Horizon Bancorp, Inc.	550	9,883
Independent Bank Corp. (Michigan)	300	5,943
International Bancshares Corp.	760	31,867
Lakeland Bancorp, Inc.	930	14,434
Lakeland Financial Corp.	350	25,256
Live Oak Bancshares, Inc.	530	21,285
Macatawa Bank Corp.	430	3,986
Mercantile Bank Corp.	210	6,940
Metrocity Bankshares, Inc.	300	6,093
Metropolitan Bank Holding Corp.(1)	170	13,129
Mid Penn Bancorp, Inc.	210	5,769
Midland States Bancorp, Inc.	280	7,526
MidWestOne Financial Group, Inc.	140	4,260
MVB Financial Corp.	140	5,226
National Bank Holdings Corp., Class A	470	19,152
NBT Bancorp, Inc.	560	20,709
Nicolet Bankshares, Inc.(1)	180	14,375
Northeast Bank	100	3,781
Northrim BanCorp, Inc.	80	3,325
OceanFirst Financial Corp.	830	16,741
OFG Bancorp	720	20,405
Old Second Bancorp, Inc.	570	8,704
Origin Bancorp, Inc.	290	11,333
Park National Corp.	210	25,979
PCB Bancorp.	170	3,405
Peapack-Gladstone Financial Corp.	240	8,088
Peoples Bancorp, Inc.	360	10,289
Peoples Financial Services Corp.	100	5,283
Premier Financial Corp.	520	14,128
Primis Financial Corp.	310	4,185
QCR Holdings, Inc.	220	12,192
RBB Bancorp	210	4,507
Renasant Corp.	720	22,277
Republic Bancorp, Inc., Class A	200	9,190
Republic First Bancorp, Inc.(1)	690	2,801
S&T Bancorp, Inc.	510	14,999
Sandy Spring Bancorp, Inc.	640	27,104

Seacoast Banking Corp. of Florida	860	29,446
Shore Bancshares, Inc.	260	5,260
Sierra Bancorp	190	4,114
Silvergate Capital Corp., Class A(1)	313	24,570
Simmons First National Corp., Class A	330	8,484
SmartFinancial, Inc.	200	5,180
South Plains Financial, Inc.	140	3,461
Southern First Bancshares, Inc.(1)	110	4,961
Southside Bancshares, Inc.	460	18,552
Stock Yards Bancorp, Inc.	400	23,600
Tompkins Financial Corp.	170	12,956
Towne Bank	950	28,006
Trico Bancshares	350	15,869
TriState Capital Holdings, Inc.(1)	470	14,373
Triumph Bancorp, Inc.(1)	390	28,369
Trustmark Corp.	770	22,399
Unity Bancorp, Inc.	100	2,900
Univest Financial Corp.	410	10,865
Veritex Holdings, Inc.	650	22,399
Washington Trust Bancorp, Inc.	220	11,044
WesBanco, Inc.	820	27,929
West BanCorp, Inc.	210	5,345
Westamerica Bancorporation	350	21,073
		1,740,557
Beverages — 0.1%
MGP Ingredients, Inc.	111	10,751
Biotechnology — 4.0%
89bio, Inc.(1)	150	452
Aadi Bioscience, Inc.(1)	200	3,222
Actinium Pharmaceuticals, Inc.(1)	290	1,601
Adicet Bio, Inc.(1)	400	4,728
Aeglea BioTherapeutics, Inc.(1)	340	537
Agios Pharmaceuticals, Inc.(1)	520	10,124
Akero Therapeutics, Inc.(1)	300	2,592
Akouos, Inc.(1)	190	593
Albireo Pharma, Inc.(1)	250	4,983
Aldeyra Therapeutics, Inc.(1)	570	1,761
Alector, Inc.(1)	450	3,987
Aligos Therapeutics, Inc.(1)	330	426
Allogene Therapeutics, Inc.(1)	850	6,740
Allovir, Inc.(1)	400	1,548
Alpine Immune Sciences, Inc.(1)	260	2,418
Altimmune, Inc.(1)	520	2,631
AnaptysBio, Inc.(1)	320	6,077
Anika Therapeutics, Inc.(1)	190	4,131
Annexon, Inc.(1)	180	565
AquaBounty Technologies, Inc.(1)	500	745
Arcus Biosciences, Inc.(1)	790	14,970
Arcutis Biotherapeutics, Inc.(1)	290	6,055
Assembly Biosciences, Inc.(1)	480	917
Atreca, Inc., Class A(1)	390	655
aTyr Pharma, Inc.(1)	420	1,180
Bioxcel Therapeutics, Inc.(1)	250	2,925
Bluebird Bio, Inc.(1)	550	1,760

BrainStorm Cell Therapeutics, Inc.(1)	271	797
Cabaletta Bio, Inc.(1)	380	486
Cardiff Oncology, Inc.(1)	510	689
Catalyst Pharmaceuticals, Inc.(1)	1,500	10,800
Chinook Therapeutics, Inc.(1)	480	7,286
Cogent Biosciences, Inc.(1)	500	2,305
Cortexyme, Inc.(1)	140	363
Corvus Pharmaceuticals, Inc.(1)	480	494
CytomX Therapeutics, Inc.(1)	870	1,401
Deciphera Pharmaceuticals, Inc.(1)	280	3,035
Dynavax Technologies Corp.(1)	1,830	21,704
Dyne Therapeutics, Inc.(1)	260	1,251
Eagle Pharmaceuticals, Inc.(1)	160	7,472
Eiger BioPharmaceuticals, Inc.(1)	350	2,429
Emergent BioSolutions, Inc.(1)	470	15,491
Enanta Pharmaceuticals, Inc.(1)	300	11,979
Enochian Biosciences, Inc.(1)	320	1,683
Essa Pharma, Inc.(1)	330	1,667
F-star Therapeutics, Inc.(1)	210	638
Forma Therapeutics Holdings, Inc.(1)	280	1,593
Frequency Therapeutics, Inc.(1)	240	269
G1 Therapeutics, Inc.(1)	280	1,361
Generation Bio Co.(1)	340	1,911
Genprex, Inc.(1)	460	676
Gritstone bio, Inc.(1)	311	628
Harpoon Therapeutics, Inc.(1)	190	391
Heat Biologics, Inc.(1)	330	756
Homology Medicines, Inc.(1)	410	603
Ideaya Biosciences, Inc.(1)	410	4,572
Immunic, Inc.(1)	210	1,302
Immunovant, Inc.(1)	560	2,374
Inmune Bio, Inc.(1)	120	828
Inovio Pharmaceuticals, Inc.(1)	2,510	4,694
Iovance Biotherapeutics, Inc.(1)	1,500	10,125
Ironwood Pharmaceuticals, Inc.(1)	1,930	21,751
iTeos Therapeutics, Inc.(1)	380	6,650
Jounce Therapeutics, Inc.(1)	510	1,974
KalVista Pharmaceuticals, Inc.(1)	190	1,689
Kezar Life Sciences, Inc.(1)	760	3,838
Kiniksa Pharmaceuticals Ltd., Class A(1)	400	3,064
Kinnate Biopharma, Inc.(1)	290	2,303
Kronos Bio, Inc.(1)	310	1,153
Krystal Biotech, Inc.(1)	270	15,898
Kura Oncology, Inc.(1)	600	7,896
Larimar Therapeutics, Inc.(1)	150	387
Leap Therapeutics, Inc.(1)	1,240	1,339
Ligand Pharmaceuticals, Inc.(1)	240	21,338
Lineage Cell Therapeutics, Inc.(1)	1,142	1,428
MacroGenics, Inc.(1)	530	1,839
Magenta Therapeutics, Inc.(1)	370	429
MediciNova, Inc.(1)	590	1,434
MeiraGTx Holdings PLC(1)	430	3,608
Mersana Therapeutics, Inc.(1)	480	1,603
Myriad Genetics, Inc.(1)	960	18,470

Neoleukin Therapeutics, Inc.(1)	250	250
NextCure, Inc.(1)	180	702
Nkarta, Inc.(1)	110	1,587
Nurix Therapeutics, Inc.(1)	600	6,054
Olema Pharmaceuticals, Inc.(1)	220	629
Oncorus, Inc.(1)	230	274
OPKO Health, Inc.(1)	5,870	17,610
Organogenesis Holdings, Inc.(1)	570	3,198
ORIC Pharmaceuticals, Inc.(1)	430	1,436
Ovid therapeutics, Inc.(1)	730	1,234
Oyster Point Pharma, Inc.(1)	150	590
Passage Bio, Inc.(1)	360	648
PMV Pharmaceuticals, Inc.(1)	310	3,646
Poseida Therapeutics, Inc.(1)	350	795
Praxis Precision Medicines, Inc.(1)	480	3,984
Prothena Corp. PLC(1)	480	13,070
REGENXBIO, Inc.(1)	510	10,730
Repare Therapeutics, Inc.(1)	280	2,570
Replimune Group, Inc.(1)	400	5,812
REVOLUTION Medicines, Inc.(1)	930	15,791
Rhythm Pharmaceuticals, Inc.(1)	350	1,204
Rigel Pharmaceuticals, Inc.(1)	1,540	2,787
Sage Therapeutics, Inc.(1)	686	21,451
Sangamo Therapeutics, Inc.(1)	1,410	5,146
Seres Therapeutics, Inc.(1)	950	2,945
Shattuck Labs, Inc.(1)	200	572
Sierra Oncology, Inc.(1)	130	7,121
Silverback Therapeutics, Inc.(1)	190	663
Spero Therapeutics, Inc.(1)	320	378
SQZ Biotechnologies Co.(1)	280	994
Stoke Therapeutics, Inc.(1)	180	2,180
Surface Oncology, Inc.(1)	370	685
Sutro Biopharma, Inc.(1)	500	2,175
Synlogic, Inc.(1)	530	578
TCR2 Therapeutics, Inc.(1)	250	580
Turning Point Therapeutics, Inc.(1)	420	14,855
uniQure NV(1)	520	7,467
Vanda Pharmaceuticals, Inc.(1)	660	6,488
Vaxcyte, Inc.(1)	510	12,235
Verastem, Inc.(1)	1,740	2,227
Viking Therapeutics, Inc.(1)	940	2,087
Viracta Therapeutics, Inc.(1)	310	657
Voyager Therapeutics, Inc.(1)	360	2,182
XBiotech, Inc.	230	1,265
Xencor, Inc.(1)	910	20,320
Zymeworks, Inc.(1)	310	2,083
		542,402
Building Products — 1.2%
Alpha Pro Tech Ltd.(1)	170	767
American Woodmark Corp.(1)	110	5,729
Apogee Enterprises, Inc.	370	15,392
Cornerstone Building Brands, Inc.(1)	810	19,885
Griffon Corp.	780	25,014
Insteel Industries, Inc.	290	12,009

JELD-WEN Holding, Inc.(1)	1,210	22,784
Masonite International Corp.(1)	330	30,304
Patrick Industries, Inc.	300	18,033
PGT Innovations, Inc.(1)	252	5,065
Quanex Building Products Corp.	440	8,950
		163,932
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	871	33,455
Assetmark Financial Holdings, Inc.(1)	260	5,431
B. Riley Financial, Inc.	270	14,675
BGC Partners, Inc., Class A	4,280	13,953
Blucora, Inc.(1)	640	11,322
Bridge Investment Group Holdings, Inc., Class A	122	2,356
Brightsphere Investment Group, Inc.	890	18,147
Cowen, Inc., Class A	340	9,024
Diamond Hill Investment Group, Inc.	50	9,357
Donnelley Financial Solutions, Inc.(1)	460	14,311
Federated Hermes, Inc.	1,022	34,717
Greenhill & Co., Inc.	170	2,091
Open Lending Corp., Class A(1)	880	11,581
Oppenheimer Holdings, Inc., Class A	100	3,571
Piper Sandler Cos.	280	36,901
PJT Partners, Inc., Class A	300	22,752
Pzena Investment Management, Inc., Class A	220	1,555
StoneX Group, Inc.(1)	220	16,515
Victory Capital Holdings, Inc., Class A	310	8,767
Virtus Investment Partners, Inc.	90	17,339
WisdomTree Investments, Inc.	1,640	9,758
		297,578
Chemicals — 2.1%
AdvanSix, Inc.	450	20,849
American Vanguard Corp.	360	8,885
Chase Corp.	100	8,079
Ecovyst, Inc.	760	7,805
FutureFuel Corp.	350	2,517
Hawkins, Inc.	270	9,763
Ingevity Corp.(1)	530	36,930
Innospec, Inc.	340	34,690
Intrepid Potash, Inc.(1)	160	10,539
Koppers Holdings, Inc.	270	7,317
Kronos Worldwide, Inc.	300	5,715
LSB Industries, Inc.(1)	520	10,462
Minerals Technologies, Inc.	440	29,154
Origin Materials, Inc.(1)	1,860	13,169
Orion Engineered Carbons SA	820	15,834
Rayonier Advanced Materials, Inc.(1)	790	3,042
Stepan Co.	290	32,512
Tredegar Corp.	380	4,602
Trinseo PLC	530	25,064
		286,928
Commercial Services and Supplies — 2.2%
ABM Industries, Inc.	900	43,515
ACCO Brands Corp.	1,250	9,425
ARC Document Solutions, Inc.	570	1,704

Brady Corp., Class A	620	30,076
BrightView Holdings, Inc.(1)	710	9,230
Civeo Corp.(1)	160	4,832
Deluxe Corp.	520	12,444
Ennis, Inc.	340	6,171
Harsco Corp.(1)	1,090	9,047
Healthcare Services Group, Inc.	770	13,221
Heritage-Crystal Clean, Inc.(1)	250	6,892
HNI Corp.	600	22,878
Interface, Inc.	830	11,944
KAR Auction Services, Inc.(1)	1,680	26,829
Kimball International, Inc., Class B	490	4,185
Matthews International Corp., Class A	420	13,591
McGrath RentCorp	330	27,129
Pitney Bowes, Inc.	2,320	10,858
Quad/Graphics, Inc.(1)	430	1,729
SP Plus Corp.(1)	310	9,908
Steelcase, Inc., Class A	1,020	12,505
VSE Corp.	150	5,829
		293,942
Communications Equipment — 1.6%
ADTRAN, Inc.	650	12,044
Applied Optoelectronics, Inc.(1)	250	592
Aviat Networks, Inc.(1)	140	4,105
Cambium Networks Corp.(1)	90	1,286
Comtech Telecommunications Corp.	360	4,504
Digi International, Inc.(1)	342	7,558
DZS, Inc.(1)	240	4,198
EchoStar Corp., Class A(1)	520	12,496
EMCORE Corp.(1)	390	1,287
Extreme Networks, Inc.(1)	2,080	20,634
Harmonic, Inc.(1)	1,381	13,299
InterDigital, Inc.	420	27,422
KVH Industries, Inc.(1)	210	1,634
NETGEAR, Inc.(1)	410	7,810
NetScout Systems, Inc.(1)	970	33,300
Plantronics, Inc.(1)	570	22,504
Ribbon Communications, Inc.(1)	770	2,179
ViaSat, Inc.(1)	970	38,305
		215,157
Construction and Engineering — 2.1%
Arcosa, Inc.	660	34,894
Argan, Inc.	200	7,998
Bowman Consulting Group Ltd.(1)	120	1,837
Concrete Pumping Holdings, Inc.(1)	350	1,894
Dycom Industries, Inc.(1)	470	43,762
Fluor Corp.(1)	2,330	65,776
Granite Construction, Inc.	620	20,243
Great Lakes Dredge & Dock Corp.(1)	860	12,642
IES Holdings, Inc.(1)	32	988
Infrastructure and Energy Alternatives, Inc.(1)	330	2,683
Matrix Service Co.(1)	320	1,930
MYR Group, Inc.(1)	210	19,238
Northwest Pipe Co.(1)	130	4,343

NV5 Global, Inc.(1)	220	27,100
Orbital Energy Group, Inc.(1)	490	534
Primoris Services Corp.	710	17,239
Sterling Construction Co., Inc.(1)	430	10,582
Tutor Perini Corp.(1)	560	5,678
		279,361
Construction Materials†
United States Lime & Minerals, Inc.	30	3,568
Consumer Finance — 1.3%
Atlanticus Holdings Corp.(1)	90	3,502
Consumer Portfolio Services, Inc.(1)	240	3,250
Elevate Credit, Inc.(1)	340	921
Encore Capital Group, Inc.(1)	360	21,999
Enova International, Inc.(1)	510	16,106
EZCORP, Inc., Class A(1)	760	5,761
Green Dot Corp., Class A(1)	620	17,881
Katapult Holdings, Inc.(1)	230	317
Medallion Financial Corp.	190	1,471
Navient Corp.	2,070	33,120
Oportun Financial Corp.(1)	370	4,166
PRA Group, Inc.(1)	670	24,790
PROG Holdings, Inc.(1)	870	25,395
Regional Management Corp.	110	5,234
World Acceptance Corp.(1)	70	10,365
		174,278
Containers and Packaging — 0.5%
Greif, Inc., Class A	360	21,409
Greif, Inc., Class B	100	5,921
O-I Glass, Inc.(1)	2,030	33,394
Pactiv Evergreen, Inc.	500	5,145
UFP Technologies, Inc.(1)	31	2,370
		68,239
Distributors — 0.1%
Funko, Inc., Class A(1)	350	7,130
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.(1)	610	19,898
American Public Education, Inc.(1)	210	2,927
Carriage Services, Inc.	250	10,092
frontdoor, Inc.(1)	890	22,019
Graham Holdings Co., Class B	50	30,651
Laureate Education, Inc., Class A	1,800	22,914
Lincoln Educational Services Corp.(1)	320	1,978
OneSpaWorld Holdings Ltd.(1)	900	8,460
Perdoceo Education Corp.(1)	920	10,037
Strategic Education, Inc.	250	16,455
Stride, Inc.(1)	570	22,293
Universal Technical Institute, Inc.(1)	460	4,177
		171,901
Diversified Financial Services — 0.2%
Alerus Financial Corp.	170	4,318
Cannae Holdings, Inc.(1)	1,050	21,284
		25,602
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	160	6,846

ATN International, Inc.	140	6,173
Consolidated Communications Holdings, Inc.(1)	770	5,097
IDT Corp., Class B(1)	300	8,268
Liberty Latin America Ltd., Class A(1)	560	5,326
Liberty Latin America Ltd., Class C(1)	2,120	20,161
		51,871
Electric Utilities — 0.6%
MGE Energy, Inc.	500	39,685
Otter Tail Corp.	650	42,504
Via Renewables, Inc.	160	1,355
		83,544
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	220	5,399
AZZ, Inc.	330	14,771
Encore Wire Corp.	340	42,507
EnerSys	530	35,891
FREYR Battery SA(1)	1,390	11,787
FuelCell Energy, Inc.(1)	1,374	5,633
Orion Energy Systems, Inc.(1)	270	602
Powell Industries, Inc.	120	3,226
Preformed Line Products Co.	20	1,240
Thermon Group Holdings, Inc.(1)	440	6,925
TPI Composites, Inc.(1)	240	3,310
		131,291
Electronic Equipment, Instruments and Components — 2.9%
Airgain, Inc.(1)	100	1,025
Akoustis Technologies, Inc.(1)	480	1,920
Arlo Technologies, Inc.(1)	640	4,531
Badger Meter, Inc.	410	32,447
Bel Fuse, Inc., Class B	140	2,255
Belden, Inc.	680	39,155
Benchmark Electronics, Inc.	500	12,745
CTS Corp.	440	17,895
Daktronics, Inc.(1)	500	1,670
ePlus, Inc.(1)	420	23,831
Evolv Technologies Holdings, Inc.(1)	580	1,688
Itron, Inc.(1)	430	22,192
Kimball Electronics, Inc.(1)	330	6,273
Knowles Corp.(1)	1,310	25,178
Methode Electronics, Inc.	490	22,075
Napco Security Technologies, Inc.(1)	490	9,609
OSI Systems, Inc.(1)	220	18,462
PC Connection, Inc.	140	6,259
Plexus Corp.(1)	340	28,832
Richardson Electronics Ltd.	180	2,515
Sanmina Corp.(1)	880	38,623
ScanSource, Inc.(1)	400	15,496
TTM Technologies, Inc.(1)	1,320	18,863
Velodyne Lidar, Inc.(1)	810	1,369
Vishay Intertechnology, Inc.	1,820	37,201
Vishay Precision Group, Inc.(1)	160	4,864
Wrap Technologies, Inc.(1)	250	480
		397,453
Energy Equipment and Services — 3.3%
Archrock, Inc.	2,040	20,461

Bristow Group, Inc.(1)	350	11,127
Core Laboratories NV	600	16,908
DMC Global, Inc.(1)	260	7,194
Dril-Quip, Inc.(1)	410	12,890
Expro Group Holdings NV(1)	1,030	14,080
Exterran Corp.(1)	290	1,772
Forum Energy Technologies, Inc.(1)	60	1,484
Helix Energy Solutions Group, Inc.(1)	1,900	8,816
Liberty Energy, Inc., Class A(1)	1,370	22,290
Nabors Industries Ltd.(1)	110	18,345
National Energy Services Reunited Corp.(1)	380	2,835
Newpark Resources, Inc.(1)	1,350	5,805
NexTier Oilfield Solutions, Inc.(1)	3,290	35,861
Oceaneering International, Inc.(1)	1,370	17,426
Oil States International, Inc.(1)	840	6,502
Patterson-UTI Energy, Inc.	2,650	50,562
ProPetro Holding Corp.(1)	1,390	18,139
RPC, Inc.(1)	1,250	11,700
Select Energy Services, Inc., Class A(1)	970	8,216
Solaris Oilfield Infrastructure, Inc., Class A	420	5,662
TechnipFMC PLC(1)	4,980	41,035
TETRA Technologies Inc(1)	1,540	7,731
Tidewater, Inc.(1)	520	13,234
Transocean Ltd.(1)	8,190	33,743
US Silica Holdings, Inc.(1)	970	17,150
Weatherford International PLC(1)	1,130	38,239
		449,207
Entertainment — 0.6%
CuriosityStream, Inc.(1)	220	332
IMAX Corp.(1)	740	12,817
Lions Gate Entertainment Corp., Class A(1)	900	9,207
Lions Gate Entertainment Corp., Class B(1)	1,830	17,184
Madison Square Garden Entertainment Corp.(1)	419	28,404
Marcus Corp. (1)	340	5,328
Sciplay Corp., Class A(1)	320	4,563
		77,835
Food and Staples Retailing — 1.8%
Andersons, Inc.	510	19,181
Blue Apron Holdings, Inc., Class A(1)	330	1,089
Grocery Outlet Holding Corp.(1)	1,130	43,222
HF Foods Group, Inc.(1)	650	3,452
Ingles Markets, Inc., Class A	240	21,374
Natural Grocers by Vitamin Cottage, Inc.	180	3,179
PriceSmart, Inc.	330	25,948
Rite Aid Corp.(1)	740	4,122
SpartanNash Co.	560	19,270
Sprouts Farmers Market, Inc.(1)	1,490	40,364
United Natural Foods, Inc.(1)	950	40,289
Village Super Market, Inc., Class A	100	2,374
Weis Markets, Inc.	250	18,380
		242,244
Food Products — 1.5%
Alico, Inc.	60	2,530
AppHarvest, Inc.(1)	450	1,422

B&G Foods, Inc.	850	19,219
Cal-Maine Foods, Inc.	662	31,597
Calavo Growers, Inc.	210	7,151
Farmer Bros Co.(1)	150	750
Fresh Del Monte Produce, Inc.	510	13,025
Hain Celestial Group, Inc. (1)	211	5,560
Hostess Brands, Inc.(1)	2,160	45,900
J&J Snack Foods Corp.	150	19,233
Landec Corp.(1)	350	3,325
Limoneira Co.	210	2,505
Mission Produce, Inc.(1)	460	6,150
Seneca Foods Corp., Class A(1)	80	4,548
Tootsie Roll Industries, Inc.	213	7,044
TreeHouse Foods, Inc.(1)	740	30,429
Vita Coco Co., Inc. (1)	150	1,839
Vital Farms, Inc.(1)	250	2,475
		204,702
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	240	32,057
Northwest Natural Holding Co.	410	22,259
South Jersey Industries, Inc.	1,580	55,063
Star Group LP	400	4,020
		113,399
Health Care Equipment and Supplies — 3.1%
Accuray, Inc.(1)	1,200	2,496
AngioDynamics, Inc.(1)	510	10,011
Atrion Corp.	20	12,576
Avanos Medical, Inc.(1)	670	19,222
Axogen, Inc.(1)	230	2,224
Cardiovascular Systems, Inc.(1)	290	4,715
Co-Diagnostics, Inc.(1)	460	2,323
CytoSorbents Corp.(1)	370	714
Eargo, Inc.(1)	160	248
Glaukos Corp.(1)	610	24,906
Haemonetics Corp.(1)	680	43,017
Inogen, Inc.(1)	160	4,109
Integer Holdings Corp.(1)	460	36,699
iRhythm Technologies, Inc.(1)	330	46,480
Lantheus Holdings, Inc.(1)	890	60,983
LeMaitre Vascular, Inc.	270	12,344
Meridian Bioscience, Inc.(1)	580	15,950
Merit Medical Systems, Inc.(1)	430	26,398
Mesa Laboratories, Inc.	31	6,487
Natus Medical, Inc.(1)	450	14,756
Neuronetics, Inc.(1)	270	724
NuVasive, Inc.(1)	730	41,909
OraSure Technologies, Inc.(1)	950	3,943
Orthofix Medical, Inc.(1)	230	6,323
Retractable Technologies, Inc.(1)	160	741
SeaSpine Holdings Corp.(1)	360	2,977
Sensus Healthcare, Inc.(1)	200	1,734
Utah Medical Products, Inc.	50	4,307
Varex Imaging Corp.(1)	530	12,211
		421,527

Health Care Providers and Services — 2.1%
Addus HomeCare Corp.(1)	210	17,535
Apollo Medical Holdings, Inc.(1)	440	16,518
Brookdale Senior Living, Inc.(1)	1,980	11,286
CorVel Corp.(1)	150	22,374
Fulgent Genetics, Inc.(1)	270	14,718
InfuSystem Holdings, Inc.(1)	200	1,934
Joint Corp. (1)	190	3,169
ModivCare, Inc.(1)	170	16,223
National Healthcare Corp.	170	11,949
National Research Corp.	260	9,331
Owens & Minor, Inc.	1,010	35,229
Patterson Cos., Inc.	1,230	38,856
RadNet, Inc.(1)	560	11,497
Select Medical Holdings Corp.	1,340	32,629
Sharps Compliance Corp.(1)	170	734
Tivity Health, Inc.(1)	600	19,440
U.S. Physical Therapy, Inc.	170	19,140
		282,562
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(1)	1,650	28,198
American Well Corp., Class A(1)	1,450	5,481
Computer Programs and Systems, Inc.(1)	190	6,059
HealthStream, Inc.(1)	340	6,926
Multiplan Corp.(1)	1,900	9,500
NextGen Healthcare, Inc.(1)	750	13,583
Privia Health Group, Inc.(1)	300	7,188
Simulations Plus, Inc.	210	9,971
		86,906
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	830	8,989
Bally's Corp.(1)	400	10,456
BJ's Restaurants, Inc.(1)	300	7,881
Bloomin' Brands, Inc.	1,100	23,221
BurgerFi International, Inc.(1)	50	175
Carrols Restaurant Group, Inc.	350	644
Century Casinos, Inc.(1)	370	3,234
Cheesecake Factory, Inc.	650	21,229
Chuy's Holdings, Inc.(1)	270	6,099
Cracker Barrel Old Country Store, Inc.	320	32,643
Dave & Buster's Entertainment, Inc.(1)	570	21,597
El Pollo Loco Holdings, Inc.(1)	200	2,072
Everi Holdings, Inc.(1)	1,210	21,659
Fiesta Restaurant Group, Inc.(1)	180	1,341
Golden Entertainment, Inc.(1)	260	12,293
Monarch Casino & Resort, Inc.(1)	180	12,213
Noodles & Co.(1)	560	3,696
ONE Group Hospitality, Inc. (1)	390	3,506
Playa Hotels & Resorts NV(1)	1,890	16,330
PlayAGS, Inc.(1)	320	1,856
RCI Hospitality Holdings, Inc.	130	7,505
Red Robin Gourmet Burgers, Inc.(1)	120	1,181
Ruth's Hospitality Group, Inc.	430	7,925
		227,745

Household Durables — 2.3%
Bassett Furniture Industries, Inc.	90	1,465
Beazer Homes USA, Inc.(1)	480	7,781
Cavco Industries, Inc.(1)	140	31,103
Century Communities, Inc.	470	25,554
Ethan Allen Interiors, Inc.	350	8,141
Flexsteel Industries, Inc.	80	1,558
GoPro, Inc., Class A(1)	1,700	11,747
Green Brick Partners, Inc.(1)	490	11,917
Hooker Furnishings Corp.	120	2,075
Hovnanian Enterprises, Inc., Class A(1)	70	3,583
iRobot Corp.(1)	340	16,181
KB Home	421	14,520
La-Z-Boy, Inc.	610	15,573
Legacy Housing Corp.(1)	140	2,192
LGI Homes, Inc.(1)	290	28,417
Lifetime Brands, Inc.	190	2,168
M/I Homes, Inc.(1)	410	19,168
Meritage Homes Corp.(1)	472	40,266
Skyline Champion Corp.(1)	132	7,013
Sonos, Inc.(1)	614	13,588
Tri Pointe Homes, Inc.(1)	1,710	36,030
Universal Electronics, Inc.(1)	140	3,752
VOXX International Corp.(1)	190	1,592
		305,384
Household Products — 0.7%
Central Garden & Pet Co.(1)	140	6,325
Central Garden & Pet Co., Class A(1)	550	23,282
Energizer Holdings, Inc.	890	26,691
Oil-Dri Corp. of America	70	1,664
WD-40 Co.	190	35,870
		93,832
Independent Power and Renewable Electricity Producers — 0.1%
Sunnova Energy International, Inc.(1)	885	17,700
Insurance — 2.5%
Ambac Financial Group, Inc.(1)	610	6,533
AMERISAFE, Inc.	260	13,104
Argo Group International Holdings Ltd.	470	19,909
CNO Financial Group, Inc.	1,640	33,735
Doma Holdings, Inc.(1)	891	1,693
eHealth, Inc.(1)	170	1,785
Employers Holdings, Inc.	380	15,736
Genworth Financial, Inc., Class A(1)	7,570	30,658
Greenlight Capital Re Ltd., A Shares(1)	280	2,190
Heritage Insurance Holdings, Inc.	290	1,061
Horace Mann Educators Corp.	550	22,253
Investors Title Co.	20	3,319
James River Group Holdings Ltd.	380	9,709
Lemonade, Inc.(1)	270	6,072
Mercury General Corp.	340	16,643
National Western Life Group, Inc., Class A	30	6,273
Oscar Health, Inc., Class A(1)	931	4,506
ProAssurance Corp.	810	17,990
Root, Inc., Class A(1)	830	1,154

Safety Insurance Group, Inc.	190	17,643
SelectQuote, Inc.(1)	960	2,803
SiriusPoint Ltd.(1)	1,080	6,048
Stewart Information Services Corp.	420	23,306
Tiptree, Inc.	350	3,791
United Fire Group, Inc.	330	10,695
Universal Insurance Holdings, Inc.	410	5,289
White Mountains Insurance Group Ltd.	40	49,794
		333,692
Interactive Media and Services — 0.5%
Cars.com, Inc.(1)	1,100	11,385
DHI Group, Inc.(1)	730	4,898
Eventbrite, Inc., Class A(1)	1,050	12,317
QuinStreet, Inc.(1)	670	7,370
Travelzoo(1)	100	679
TrueCar, Inc.(1)	860	2,864
Yelp, Inc.(1)	970	28,528
Zedge, Inc., Class B(1)	120	638
		68,679
Internet and Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A(1)	350	3,416
ContextLogic, Inc., Class A(1)	3,430	6,037
Duluth Holdings, Inc., Class B(1)	140	1,746
Lands' End, Inc.(1)	120	1,392
Liquidity Services, Inc.(1)	360	4,881
PetMed Express, Inc.	270	5,948
Quotient Technology, Inc.(1)	860	3,595
Qurate Retail, Inc., Series A	4,140	14,945
		41,960
IT Services — 1.2%
Brightcove, Inc.(1)	540	3,802
Cass Information Systems, Inc.	190	6,483
Conduent, Inc.(1)	2,230	11,819
CSG Systems International, Inc.	500	31,095
Hackett Group, Inc.	370	7,581
Information Services Group, Inc.	620	3,993
Innodata, Inc.(1)	340	2,176
International Money Express, Inc.(1)	430	8,866
LiveRamp Holdings, Inc.(1)	890	22,784
Paya Holdings, Inc.(1)	700	4,123
Paysafe Ltd.(1)	1,340	3,658
Rackspace Technology, Inc.(1)	360	3,323
SolarWinds Corp.	530	6,169
TaskUS, Inc., Class A(1)	460	11,307
Verra Mobility Corp.(1)	2,040	32,538
		159,717
Leisure Products — 0.7%
American Outdoor Brands, Inc.(1)	130	1,504
AMMO, Inc.(1)	920	4,066
JAKKS Pacific, Inc.(1)	110	1,356
Johnson Outdoors, Inc., Class A	70	4,562
Latham Group, Inc.(1)	600	5,706
Malibu Boats, Inc., Class A(1)	280	16,408
MasterCraft Boat Holdings, Inc.(1)	260	6,084

Nautilus, Inc.(1)	220	462
Smith & Wesson Brands, Inc.	500	7,740
Sturm Ruger & Co., Inc.	240	16,294
Vista Outdoor, Inc.(1)	820	31,603
		95,785
Life Sciences Tools and Services†
Harvard Bioscience, Inc.(1)	430	1,574
Personalis, Inc.(1)	310	1,227
		2,801
Machinery — 4.6%
Alamo Group, Inc.	160	18,821
Albany International Corp., Class A	450	37,980
Altra Industrial Motion Corp.	870	34,113
Astec Industries, Inc.	320	14,966
Barnes Group, Inc.	650	23,419
CIRCOR International, Inc.(1)	270	5,249
Commercial Vehicle Group, Inc.(1)	410	2,768
Douglas Dynamics, Inc.	320	10,054
Enerpac Tool Group Corp.	790	15,421
EnPro Industries, Inc.	120	11,491
Federal Signal Corp.	850	29,835
Gorman-Rupp Co.	340	10,129
Greenbrier Cos., Inc.	420	17,476
Helios Technologies, Inc.	470	32,157
Hurco Cos., Inc.	80	2,162
Hyliion Holdings Corp.(1)	1,170	4,247
Hyster-Yale Materials Handling, Inc.	100	3,695
Kadant, Inc.	180	33,318
Kennametal, Inc.	1,150	31,901
Manitowoc Co., Inc. (1)	460	5,989
Mayville Engineering Co., Inc.(1)	70	635
Meritor, Inc.(1)	990	35,808
Miller Industries, Inc.	150	3,702
Mueller Industries, Inc.	512	27,571
Mueller Water Products, Inc., Class A	2,130	25,411
NN, Inc.(1)	370	1,036
Omega Flex, Inc.	40	4,422
Park-Ohio Holdings Corp.	120	1,870
REV Group, Inc.	450	5,522
Shyft Group, Inc.	480	10,651
SPX Corp.(1)	560	28,185
Standex International Corp.	170	15,827
Tennant Co.	240	14,938
Terex Corp.	920	32,559
Titan International, Inc.(1)	830	15,114
TriMas Corp.	540	15,217
Trinity Industries, Inc.	1,290	32,069
Wabash National Corp.	262	4,022
		619,750
Marine — 0.3%
Costamare, Inc.	560	7,963
Eagle Bulk Shipping, Inc.	130	9,524
Genco Shipping & Trading Ltd.	490	12,373
Pangaea Logistics Solutions Ltd.	340	2,281

Safe Bulkers, Inc.	890	4,236
		36,377
Media — 1.5%
AMC Networks, Inc., Class A(1)	320	12,563
Audacy, Inc.(1)	1,100	1,914
Boston Omaha Corp., Class A(1)	260	5,681
Cardlytics, Inc.(1)	320	8,291
comScore, Inc.(1)	370	714
Daily Journal Corp.(1)	10	2,758
E.W. Scripps Co. , Class A(1)	800	12,696
Entravision Communications Corp., Class A	830	4,341
Fluent, Inc.(1)	550	710
Gannett Co., Inc.(1)	1,860	7,310
Gray Television, Inc.	1,150	22,678
iHeartMedia, Inc., Class A(1)	1,251	14,762
John Wiley & Sons, Inc., Class A	600	31,776
Lee Enterprises, Inc.(1)	90	1,966
Magnite, Inc.(1)	813	8,935
Salem Media Group, Inc.(1)	320	890
Scholastic Corp.	280	10,508
TechTarget, Inc.(1)	420	29,858
Thryv Holdings, Inc.(1)	320	8,381
WideOpenWest, Inc.(1)	740	16,265
		202,997
Metals and Mining — 2.4%
Allegheny Technologies, Inc.(1)	1,310	36,025
Alpha Metallurgical Resources, Inc.(1)	270	43,670
Carpenter Technology Corp.	640	22,547
Century Aluminum Co.(1)	670	7,906
Coeur Mining, Inc.(1)	2,370	9,219
Compass Minerals International, Inc.	460	20,668
Haynes International, Inc.	180	6,885
Hecla Mining Co.	6,030	28,461
Kaiser Aluminum Corp.	190	19,412
Materion Corp.	310	25,414
Olympic Steel, Inc.	110	3,759
Ryerson Holding Corp.	270	8,138
Schnitzer Steel Industries, Inc., Class A	360	14,623
SunCoke Energy, Inc.	1,130	9,142
Synalloy Corp.(1)	130	2,086
TimkenSteel Corp.(1)	630	14,553
Warrior Met Coal, Inc.	840	28,241
Worthington Industries, Inc.	450	20,988
		321,737
Multi-Utilities — 0.7%
Avista Corp.	940	40,834
NorthWestern Corp.	720	44,114
Unitil Corp.	210	12,140
		97,088
Multiline Retail — 0.3%
Big Lots, Inc.	430	10,531
Ollie's Bargain Outlet Holdings, Inc.(1)	500	23,485
		34,016
Oil, Gas and Consumable Fuels — 6.3%
Alto Ingredients, Inc.(1)	940	4,183

Arch Resources, Inc.	240	36,682
Berry Corp.	1,180	13,133
Brigham Minerals, Inc., Class A	720	21,823
Callon Petroleum Co.(1)	660	38,584
Centennial Resource Development, Inc., Class A(1)	3,290	26,123
Clean Energy Fuels Corp.(1)	1,990	11,005
CNX Resources Corp.(1)	2,380	51,693
Comstock Resources, Inc.(1)	1,400	27,020
CONSOL Energy, Inc.(1)	380	19,593
CVR Energy, Inc.	480	16,526
Delek US Holdings, Inc.(1)	303	8,835
DHT Holdings, Inc.	1,880	11,205
Dorian LPG Ltd.	410	6,970
Earthstone Energy, Inc., Class A(1)	390	7,028
Evolution Petroleum Corp.	410	3,005
Falcon Minerals Corp.	570	4,224
Gevo, Inc.(1)	2,630	11,046
Green Plains, Inc.(1)	770	25,087
International Seaways, Inc.	620	14,961
Kimbell Royalty Partners LP	700	13,272
Kosmos Energy Ltd.(1)	7,750	59,985
Laredo Petroleum, Inc.(1)	280	23,568
Nordic American Tankers Ltd.	1,540	3,157
Oasis Petroleum, Inc.	320	50,794
PBF Energy, Inc., Class A(1)	1,540	51,128
Peabody Energy Corp.(1)	1,440	33,998
Plains GP Holdings LP, Class A	2,550	30,498
Ranger Oil Corp., Class A(1)	400	17,124
Rattler Midstream LP	590	10,083
Renewable Energy Group, Inc.(1)	560	34,334
REX American Resources Corp.(1)	90	7,820
Riley Exploration Permian, Inc.	120	3,296
Ring Energy, Inc.(1)	940	4,174
SandRidge Energy, Inc.(1)	520	12,256
SFL Corp. Ltd.	1,670	18,787
SilverBow Resources, Inc.(1)	150	5,793
Talos Energy, Inc.(1)	1,040	22,464
Teekay Corp.(1)	940	3,177
Teekay Tankers Ltd., Class A(1)	300	6,195
VAALCO Energy, Inc.	770	5,898
Vertex Energy, Inc.(1)	340	4,757
Whiting Petroleum Corp.	600	53,076
World Fuel Services Corp.	850	21,071
		855,431
Paper and Forest Products — 0.8%
Boise Cascade Co.	640	49,485
Clearwater Paper Corp.(1)	270	9,274
Glatfelter Corp.	680	5,862
Mercer International, Inc.	540	7,976
Neenah, Inc.	230	8,719
Schweitzer-Mauduit International, Inc.	122	3,309
Sylvamo Corp.(1)	480	24,355
		108,980
Personal Products — 1.0%
Edgewell Personal Care Co.	730	26,572

elf Beauty, Inc.(1)	720	19,166
Inter Parfums, Inc.	290	21,402
Medifast, Inc.	120	20,010
Nature's Sunshine Products, Inc.(1)	170	2,055
Nu Skin Enterprises, Inc., Class A	670	31,256
USANA Health Sciences, Inc.(1)	160	11,253
		131,714
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc.(1)	1,840	6,679
Amphastar Pharmaceuticals, Inc.(1)	490	18,199
ANI Pharmaceuticals, Inc.(1)	190	5,747
Assertio Holdings, Inc.(1)	590	1,776
Atea Pharmaceuticals, Inc.(1)	440	3,467
Athira Pharma, Inc.(1)	500	4,540
Collegium Pharmaceutical, Inc.(1)	400	6,248
Contra Zogenix, Inc.(1)	118	80
Corcept Therapeutics, Inc.(1)	1,450	30,218
CorMedix, Inc.(1)	420	1,361
Cymabay Therapeutics, Inc.(1)	1,090	2,136
Evolus, Inc.(1)	250	3,225
Harmony Biosciences Holdings, Inc.(1)	464	20,230
Harrow Health, Inc.(1)	340	2,458
Innoviva, Inc.(1)	940	14,260
KemPharm, Inc.(1)	410	1,898
Liquidia Corp.(1)	620	2,517
Nektar Therapeutics(1)	2,400	8,352
Pacira BioSciences, Inc.(1)	620	39,215
Phibro Animal Health Corp., Class A	250	4,803
Pliant Therapeutics, Inc.(1)	190	1,070
Prestige Consumer Healthcare, Inc.(1)	720	40,190
Provention Bio, Inc.(1)	690	2,843
SIGA Technologies, Inc.	670	7,330
Supernus Pharmaceuticals, Inc.(1)	710	19,788
TFF Pharmaceuticals, Inc.(1)	220	1,241
		249,871
Professional Services — 1.1%
Barrett Business Services, Inc.	100	7,486
CBIZ, Inc.(1)	710	29,081
CRA International, Inc.	100	8,573
DLH Holdings Corp.(1)	100	1,655
Forrester Research, Inc.(1)	180	9,419
Franklin Covey Co.(1)	190	7,279
Heidrick & Struggles International, Inc.	270	9,331
HireRight Holdings Corp.(1)	110	1,622
Hudson Global, Inc.(1)	40	1,551
ICF International, Inc.	270	27,597
Kelly Services, Inc., Class A	430	8,583
Kforce, Inc.	310	20,361
Mistras Group, Inc.(1)	240	1,390
Resources Connection, Inc.	470	8,681
TrueBlue, Inc.(1)	500	11,010
		153,619
Real Estate Management and Development — 1.0%
Five Point Holdings LLC, Class A(1)	700	3,402

Forestar Group, Inc.(1)	250	4,145
Kennedy-Wilson Holdings, Inc.	1,680	35,381
Marcus & Millichap, Inc.	390	16,333
Radius Global Infrastructure, Inc., Class A(1)	540	8,046
Rafael Holdings, Inc., Class B(1)	220	429
RE/MAX Holdings, Inc., Class A	250	6,075
Realogy Holdings Corp.(1)	1,540	19,065
RMR Group, Inc. , Class A	210	6,304
St. Joe Co.	500	25,245
Tejon Ranch Co.(1)	310	5,267
		129,692
Road and Rail — 0.8%
ArcBest Corp.	450	34,034
Covenant Logistics Group, Inc.	160	3,627
Daseke, Inc.(1)	700	5,292
Heartland Express, Inc.	620	8,854
Marten Transport Ltd.	900	15,804
PAM Transportation Services, Inc.(1)	100	2,785
Universal Logistics Holdings, Inc.	90	2,510
US Xpress Enterprises, Inc., Class A(1)	280	829
USA Truck, Inc.(1)	110	1,742
Werner Enterprises, Inc.	830	33,673
		109,150
Semiconductors and Semiconductor Equipment — 1.9%
Alpha & Omega Semiconductor Ltd.(1)	360	15,815
Amtech Systems, Inc.(1)	130	1,171
Axcelis Technologies, Inc.(1)	500	31,030
AXT, Inc.(1)	530	3,101
CEVA, Inc.(1)	300	10,821
Cohu, Inc.(1)	650	19,779
CyberOptics Corp.(1)	100	4,475
Formfactor, Inc.(1)	870	35,722
Ichor Holdings Ltd.(1)	82	2,480
inTEST Corp.(1)	100	750
MagnaChip Semiconductor Corp.(1)	630	12,285
Meta Materials, Inc.(1)	1,271	2,440
NVE Corp.	60	2,968
PDF Solutions, Inc.(1)	520	12,428
Photronics, Inc.(1)	980	21,305
Rambus, Inc.(1)	1,630	40,913
SMART Global Holdings, Inc.(1)	770	18,980
Ultra Clean Holdings, Inc.(1)	610	20,472
		256,935
Software — 0.9%
A10 Networks, Inc.	990	15,256
Avaya Holdings Corp.(1)	1,140	4,207
ChannelAdvisor Corp.(1)	61	833
Cleanspark, Inc.(1)	530	3,122
CommVault Systems, Inc.(1)	580	35,386
CoreCard Corp.(1)	90	2,111
Ebix, Inc.	330	9,619
eGain Corp.(1)	300	2,739
Mitek Systems, Inc.(1)	580	5,231
N-able, Inc.(1)	720	7,200

OneSpan, Inc.(1)	340	4,498
Progress Software Corp.	600	28,986
SRAX, Inc.(1)	300	1,032
Upland Software, Inc.(1)	200	2,636
Vertex, Inc., Class A(1)	360	3,982
VirnetX Holding Corp.(1)	610	738
		127,576
Specialty Retail — 3.3%
Aaron's Co., Inc.	420	8,215
Abercrombie & Fitch Co., Class A(1)	750	15,330
Academy Sports & Outdoors, Inc.	1,190	39,877
America's Car-Mart, Inc.(1)	80	8,672
American Eagle Outfitters, Inc.	450	5,449
Arko Corp.	1,240	11,197
Barnes & Noble Education, Inc.(1)	500	1,255
Bed Bath & Beyond, Inc.(1)	830	7,179
Big 5 Sporting Goods Corp.	280	3,570
Boot Barn Holdings, Inc.(1)	510	41,157
Buckle, Inc.	420	13,801
Build-A-Bear Workshop, Inc.	220	4,486
Caleres, Inc.	490	13,945
Cato Corp. , Class A	250	3,263
Chico's FAS, Inc.(1)	1,560	7,722
Children's Place, Inc. (1)	180	8,546
Citi Trends, Inc.(1)	110	3,287
Conn's, Inc.(1)	250	3,300
Container Store Group, Inc. (1)	410	3,157
Designer Brands, Inc., Class A	810	12,579
Genesco, Inc.(1)	190	10,699
Group 1 Automotive, Inc.	260	46,693
Guess?, Inc.	550	11,473
Haverty Furniture Cos., Inc.	210	5,935
Hibbett, Inc.	160	8,120
Kirkland's, Inc.(1)	120	695
Lazydays Holdings, Inc.(1)	120	1,864
LL Flooring Holdings, Inc.(1)	350	4,204
MarineMax, Inc.(1)	320	13,251
Monro, Inc.	440	20,865
ODP Corp. (1)	610	23,296
OneWater Marine, Inc., Class A	140	4,788
Party City Holdco, Inc.(1)	1,130	1,627
Sally Beauty Holdings, Inc.(1)	1,510	22,892
Shoe Carnival, Inc.	240	6,542
Sonic Automotive, Inc., Class A	290	13,227
Tile Shop Holdings, Inc.	490	2,156
Tilly's, Inc., Class A	310	2,567
TravelCenters of America, Inc.(1)	200	7,810
Urban Outfitters, Inc.(1)	800	16,840
Vroom, Inc.(1)	740	1,058
Zumiez, Inc.(1)	290	9,515
		452,104
Technology Hardware, Storage and Peripherals — 0.4%
Eastman Kodak Co.(1)	690	3,188
Immersion Corp.(1)	310	1,723

Intevac, Inc.(1)	330	1,696
Super Micro Computer, Inc.(1)	680	34,041
Turtle Beach Corp.(1)	190	3,321
Xerox Holdings Corp.	841	15,828
		59,797
Textiles, Apparel and Luxury Goods — 1.2%
Delta Apparel, Inc.(1)	80	2,345
Fossil Group, Inc.(1)	630	4,624
G-III Apparel Group Ltd.(1)	600	15,036
Kontoor Brands, Inc.	730	29,251
Lakeland Industries, Inc.(1)	100	1,780
Movado Group, Inc.	250	8,482
Oxford Industries, Inc.	230	20,967
PLBY Group, Inc.(1)	92	815
Rocky Brands, Inc.	80	2,996
Steven Madden Ltd.	1,010	37,552
Superior Group of Cos., Inc.	150	2,700
Unifi, Inc.(1)	200	3,162
Vera Bradley, Inc.(1)	330	2,247
Wolverine World Wide, Inc.	1,090	23,261
		155,218
Thrifts and Mortgage Finance — 2.2%
Axos Financial, Inc.(1)	50	1,933
Bridgewater Bancshares, Inc.(1)	290	4,707
Columbia Financial, Inc.(1)	623	12,952
Federal Agricultural Mortgage Corp., Class C	140	14,701
Flagstar Bancorp, Inc.	730	28,127
Home Bancorp, Inc.	100	3,439
HomeStreet, Inc.	300	12,093
Kearny Financial Corp.	940	11,665
Merchants Bancorp	220	5,608
Meta Financial Group, Inc.	450	18,707
Mr. Cooper Group, Inc.(1)	680	29,485
NMI Holdings, Inc., Class A(1)	1,140	21,215
Northfield Bancorp, Inc.	590	7,841
Northwest Bancshares, Inc.	1,660	21,397
Ocwen Financial Corp.(1)	110	3,078
Provident Financial Services, Inc.	1,020	23,450
Southern Missouri Bancorp, Inc.	110	5,135
TrustCo Bank Corp. NY	250	8,053
Washington Federal, Inc.	890	28,880
Waterstone Financial, Inc.	300	5,187
WSFS Financial Corp.	831	35,550
		303,203
Trading Companies and Distributors — 1.3%
Alta Equipment Group, Inc.(1)	280	3,016
BlueLinx Holdings, Inc.(1)	160	13,226
Global Industrial Co.	220	7,539
H&E Equipment Services, Inc.	460	16,399
Kaman Corp.	370	13,398
Lawson Products, Inc.(1)	60	2,303
MRC Global, Inc.(1)	1,080	12,085
NOW, Inc.(1)	1,480	16,339
Rush Enterprises, Inc., Class A	690	35,176

Rush Enterprises, Inc., Class B	130	6,436
Titan Machinery, Inc.(1)	320	8,451
Transcat, Inc.(1)	120	7,607
Veritiv Corp.(1)	230	33,431
		175,406
Water Utilities — 0.6%
American States Water Co.	490	38,832
Artesian Resources Corp., Class A	110	5,399
California Water Service Group	660	35,422
Consolidated Water Co. Ltd.	190	2,689
York Water Co.	111	4,549
		86,891
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	650	14,924
Spok Holdings, Inc.	220	1,547
Telephone and Data Systems, Inc.	1,430	25,354
United States Cellular Corp.(1)	210	6,449
		48,274
TOTAL COMMON STOCKS (Cost $13,578,100)		13,473,016
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,595	6,595
TOTAL SHORT-TERM INVESTMENTS (Cost $6,595)		6,595
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $13,584,695)		13,479,611
OTHER ASSETS AND LIABILITIES — 0.1%		18,128
TOTAL NET ASSETS — 100.0%		$13,497,739

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.